Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Adjusted EBITDA (millions)(8)
					Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
2025	$3,004,978	$1,020,806,245	$10,822,484	$79,611,786	$324.81	$116.53	1,883	2,522
2024	$2,137,451	$91,877,214	$10,510,998	$34,001,282	$107.01	$116.92	1,411	1,429
2023	$2,438,338	$(6,729,202)	$6,359,092	$9,349,534	$36.59	$87.37	(541)	536
2022	$1,297,529	$(40,020,404)	$10,457,995	$(1,906,478)	$23.38	$65.92	(1,028)	(94)
2021	$796,124,647	$175,168,894	$139,119,242	$54,186,005	$51.01	$96.85	(3,687)	33

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts represent the amounts of total compensation reported for Mr. Tenev for each of 2025, 2024, 2023, 2022 and 2021, the years in which we were a public company and subject to public reporting.The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Tenev, who has served as our CEO or co-CEO since our founding) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Tenev) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Mr. Warnick, Mr. Gallagher, Mr. Quirk, and Mr. Pinner; (ii) for 2023, Mr. Warnick, Mr. Bhatt, Mr. Gallagher, Mr. Quirk, and Ms. Gretchen Howard; (iii) for 2022, Mr. Warnick, Mr. Gallagher, Mr. Quirk, Ms. Howard, and Ms. Aparna Chennapragada; and (iv) for 2021, Mr. Bhatt, Mr. Warnick, Ms. Chennapragada, Ms. Howard, and Ms. Christina Smedley.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR value as of each measurement date (December 31, 2025, 2024, 2023, 2022, and 2021) of an initial investment of $100 in a custom peer group index from July 29, 2021 (i.e., the date of our IPO), weighted according to the respective companies’ stock market capitalization as of the date of our IPO. The peer group used for this purpose is the following published industry index: KBW Nasdaq Financial Technology Index.
PEO Total Compensation Amount	$ 3,004,978	$ 2,137,451	$ 2,438,338	$ 1,297,529	$ 796,124,647
PEO Actually Paid Compensation Amount	$ 1,020,806,245	91,877,214	(6,729,202)	(40,020,404)	175,168,894
Adjustment To PEO Compensation, Footnote	The dollar amounts represent the amount of compensation “actually paid” to Mr. Tenev as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Tenev during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tenev’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$3,004,978	—	$1,017,801,267	$1,020,806,245
2024	$2,137,451	—	$89,739,763	$91,877,214
2023	$2,438,338	—	$(9,167,540)	$(6,729,202)
2022	$1,297,529	—	$(41,317,933)	$(40,020,404)
2021	$796,124,647	$794,011,732	$173,055,979	$175,168,894
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards that failed to meet applicable vesting conditions in the applicable year, the amount equal to the fair value at the end of the prior fiscal year. The amount shown with respect to awards that failed to meet applicable vesting conditions in the applicable year represents the fair value of the 2021 Market-Based RSUs as of the end of 2022 because those awards were canceled in 2023. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Granted Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	—	—	$1,017,801,267	—	$1,017,801,267
2024	—	$89,187,637	$552,126	—	$89,739,763
2023	—	$712,340	$518,120	$(10,398,000)	$(9,167,540)
2022	—	$(36,250,087)	$(5,067,846)	—	$(41,317,933)
2021	$31,425,000	$26,981,892	$114,649,087	—	$173,055,979

Non-PEO NEO Average Total Compensation Amount	$ 10,822,484	10,510,998	6,359,092	10,457,995	139,119,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 79,611,786	34,001,282	9,349,534	(1,906,478)	54,186,005
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts represent the average amount of compensation “actually paid” to the NEOs as a group (excluding Mr. Tenev), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tenev) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tenev) for each year to determine the compensation actually paid, using the same methodology described above in Note 2, except that such adjustments also include the average fair value as of the vesting date of equity awards granted and vested in the applicable year, which adjustment was not applicable to Mr. Tenev:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$10,822,484	$9,243,400	$78,032,702	$79,611,786
2024	$10,510,998	$9,125,010	$32,615,294	$34,001,282
2023	$6,359,092	$5,382,002	$8,372,444	$9,349,534
2022	$10,457,995	$9,662,586	$(2,701,887)	$(1,906,478)
2021	$139,119,242	$137,246,783	$52,313,546	$54,186,005
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2025	$19,455,179	$36,653,529	$3,882,517	$18,041,477	—	$78,032,702
2024	$14,406,896	$12,478,485	$1,703,867	$4,026,046	—	$32,615,294
2023	$5,109,206	$2,581,177	$1,009,970	$919,850	$(1,247,760)	$8,372,444
2022	$5,387,436	$(6,559,443)	$1,102,308	$(2,632,188)	—	$(2,701,887)
2021	$10,531,262	$6,290,290	$2,313,383	$33,178,610	—	$52,313,546

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 324.81	107.01	36.59	23.38	51.01
Peer Group Total Shareholder Return Amount	116.53	116.92	87.37	65.92	96.85
Net Income (Loss)	$ 1,883,000,000	$ 1,411,000,000	$ (541,000,000)	$ (1,028,000,000)	$ (3,687,000,000)
Company Selected Measure Amount	2,522	1,429	536	(94)	33
PEO Name	Mr. Tenev
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation “actually paid” and certain measures of Company financial performance. The figures shown below are disclosed in the manner required by SEC rules, but in certain cases, particularly with respect to the valuation of equity awards, the values do not correspond to the actual economic benefit received by the applicable executives upon receipt of the applicable compensation. For further information concerning the Company’s executive compensation, see “Executive Compensation–Compensation Discussion and Analysis.”

What does “pay versus performance” mean?

SEC rules require that companies show the relationship between compensation “actually paid” to executives and a company's financial performance. Compensation “actually paid” is calculated using special formula prescribed by the SEC. It is calculated based on the "total compensation" figure included in the proxy statement's Summary Compensation Table, but uses a different approach to valuing equity awards granted. Because “total compensation” is calculated using the accounting value of an equity award at the grant or modification date, it provides a valuation only as of the grant or modification of the award, whereas the compensation "actually paid" formula is intended to illustrate how the value of an executive's aggregate equity awards may change within a reported year, measured based on market value overtime. Companies that pay dividends on their shares or provide pension benefits to their executives will reflect additional adjustments. Neither “total compensation” nor compensation “actually paid” reflects the amount of compensation that an executive will actually take home in a given year, which depends on many factors like timing and performance requirements for equity awards to vest.

Cumulative TSR reflects the value as of each measurement date (December 31, 2025, 2024, 2023, 2022, and 2021) of an initial investment of $100 in the Company’s Class A common stock from July 29, 2021 (i.e., the date of our IPO).The dollar amounts represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of the Company. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation “actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. We believe Adjusted EBITDA provides useful information to investors and others in understanding and evaluating our results of operations, as well as providing a useful measure for period-to-period comparisons of our business performance
Measure:: 1
Pay vs Performance Disclosure
Name	•Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income (loss), excluding (i) interest expenses related to credit facilities, (ii) provision for (benefit from) income taxes, (iii) depreciation and amortization, (iv) share-based compensation, (v) change in fair value of convertible notes and warrant liability, (vi) significant legal and tax settlements and reserves, and (vii) other significant gains, losses, and expenses (such as impairments, restructuring charges, and business acquisition or disposition-related expenses), that we believe are not indicative of our ongoing results.
Measure:: 3
Pay vs Performance Disclosure
Name	•Total Net Revenues
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (794,011,732)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,017,801,267	89,739,763	(9,167,540)	(41,317,933)	173,055,979
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	31,425,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	89,187,637	712,340	(36,250,087)	26,981,892
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,017,801,267	552,126	518,120	(5,067,846)	114,649,087
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(10,398,000)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,243,400)	(9,125,010)	(5,382,002)	(9,662,586)	(137,246,783)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,032,702	32,615,294	8,372,444	(2,701,887)	52,313,546
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,455,179	14,406,896	5,109,206	5,387,436	10,531,262
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,653,529	12,478,485	2,581,177	(6,559,443)	6,290,290
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,882,517	1,703,867	1,009,970	1,102,308	2,313,383
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,041,477	4,026,046	919,850	(2,632,188)	33,178,610
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (1,247,760)	$ 0	$ 0